Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Service Provided by or to Related Parties
Details of related party transactions for the years ended December 31, 2021, 2022 and 2023 are as follows:
Service provided by related parties:

	For the year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Technology service fee to Xiaoke	11,609	7,259	1,887
PPC advertisement service fee to Xiaoke	412	—	—
Channel cost to Huibao Huipei	140	2,054	7,439

Total	12,161	9,313	9,326

Service provided to related parties:

	For the year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Consulting service fee to Huibao Huipei	—	970	728

Total	—	970	728

Schedule of Related Party Transactions
Details of related party balances as of December 31, 2022 and 2023 are as follows:
Amounts due from related parties:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Shareholders	149	106
Huibao Huipei	340	277

	489	383

Amounts due to related parties:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Xiaoke	495	2,000
Huibao Huipei	—	451

	495	2,451